Employee benefit plans - Financial Position of Defined Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Amounts recognised in the consolidated balance sheets consist of:
Accrued pension benefit cost included in employee benefit plans liability	$ (139,967)	$ (122,135)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	178,067	166,815	$ 188,890
Change in projected benefit obligation
Projected benefit obligation at beginning of year	166,815	188,890	167,469
Service cost	0	0	1,203
Employee contributions	0	0	99
Interest cost	5,781	6,958	7,760
Benefits paid	(10,477)	(7,573)	(8,771)
Plan amendment	0	0	0
Settlement and curtailment of liability	0	(2,509)	(4,662)
Actuarial (gain) loss	30,953	(14,157)	31,604
Foreign exchange translation adjustment	(15,004)	(4,794)	(5,812)
Projected benefit obligation at end of year	178,068	166,815	188,890
Change in plan assets
Fair value of plan assets at beginning of year	179,961	194,007	186,412
Actual return on plan assets	18,615	687	18,451
Employer contribution	678	808	4,172
Employee contributions	0	0	99
Plan settlement	0	(2,424)	0
Benefits paid	(10,477)	(7,573)	(8,771)
Foreign exchange translation adjustment	(16,571)	(5,544)	(6,356)
Fair value of plan assets at end of year	172,206	179,961	194,007
Amounts recognised in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	7,771	16,174	8,374
Accrued pension benefit cost included in employee benefit plans liability	(13,633)	(3,028)	(3,257)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	(5,862)	13,146	5,117
Pension plans | Bermuda
Change in projected benefit obligation
Projected benefit obligation at end of year	150,000
Change in plan assets
Fair value of plan assets at end of year	136,300
Post-retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	0	0	0
Change in projected benefit obligation
Projected benefit obligation at beginning of year	119,107	114,640	89,109
Service cost	118	341	825
Employee contributions	0	0	0
Interest cost	4,792	4,745	4,503
Benefits paid	(3,594)	(2,871)	(3,590)
Plan amendment	0	0	7,901
Settlement and curtailment of liability	0	0	0
Actuarial (gain) loss	5,911	2,252	15,892
Foreign exchange translation adjustment	0	0	0
Projected benefit obligation at end of year	126,334	119,107	114,640
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets	0	0	0
Employer contribution	3,594	2,871	3,590
Employee contributions	0	0	0
Plan settlement	0	0	0
Benefits paid	(3,594)	(2,871)	(3,590)
Foreign exchange translation adjustment	0	0	0
Fair value of plan assets at end of year	0	0	0
Amounts recognised in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	0	0	0
Accrued pension benefit cost included in employee benefit plans liability	(126,334)	(119,107)	(114,640)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	$ (126,334)	$ (119,107)	$ (114,640)